22. Leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease expenses	$ 876	$ 1,080	$ 1,133
Weighted average remaining lease term	20 years 29 days	11 years 9 months 18 days
Weighted average discount rate	6.16%	6.16%